Recapitalization (Details) - Schedule of number of near holdings shares was determined	3 Months Ended
Mar. 31, 2023 shares
Recapitalization (Details) - Schedule of number of near holdings shares was determined [Line Items]
Near Holdings Shares	391,129.045
Near Holdings Shares after conversion ratio	42,109,018
Common Stock [Member]
Recapitalization (Details) - Schedule of number of near holdings shares was determined [Line Items]
Near Holdings Shares	77,057.894
Near Holdings Shares after conversion ratio	8,296,074
Convertible Preferred Stock [Member]
Recapitalization (Details) - Schedule of number of near holdings shares was determined [Line Items]
Near Holdings Shares	307,298.151
Near Holdings Shares after conversion ratio	33,083,858
Settlement on vesting of restricted share units [Member]
Recapitalization (Details) - Schedule of number of near holdings shares was determined [Line Items]
Near Holdings Shares	6,773
Near Holdings Shares after conversion ratio	729,086